Debt (Schedule Of Long-Term Debt Repayments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Debt [Line Items]
Total consolidated long-term debt	$ 13,657
Utility [Member]
Debt [Line Items]
Average fixed interest rate	5.29%
Fixed rate obligations	12,384
Variable interest rate as of December 31, 2013	0.02%
Variable rate obligations	923	[1]
Pg E Corporation [Member]
Debt [Line Items]
Average fixed interest rate	5.75%
Fixed rate obligations	350
2014 [Member]
Debt [Line Items]
Total consolidated long-term debt	889
2014 [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate	4.80%
Fixed rate obligations	539
2014 [Member] | Pg E Corporation [Member]
Debt [Line Items]
Average fixed interest rate	5.75%
Fixed rate obligations	350
2015 [Member]
Debt [Line Items]
Total consolidated long-term debt	0
2015 [Member] | Pacific Gas And Electric Company [Member]
Debt [Line Items]
Average fixed interest rate	0.00%
Fixed rate obligations	0
2015 [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate	0.00%
Fixed rate obligations	0
Variable interest rate as of December 31, 2013	0.00%
Variable rate obligations	0
2016 [Member]
Debt [Line Items]
Total consolidated long-term debt	309
2016 [Member] | Utility [Member]
Debt [Line Items]
Variable interest rate as of December 31, 2013	0.02%
Variable rate obligations	309	[1]
2017 [Member]
Debt [Line Items]
Total consolidated long-term debt	700
2017 [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate	5.63%
Fixed rate obligations	700
2018 [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate	8.25%
Fixed rate obligations	800
Variable interest rate as of December 31, 2013	0.02%
Variable rate obligations	614	[1]
Total consolidated long-term debt	1,414
Thereafter [Member]
Debt [Line Items]
Total consolidated long-term debt	10,345
Thereafter [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate	5.06%
Fixed rate obligations	$ 10,345

[1]	These bonds, due in 2016 and 2026, are backed by letters of credit that expire on May 31, 2016, December 3, 2016, or April 1, 2018.